Schedule I-Condensed Balance Sheets - Schedule of Condensed Balance Sheets (Details) - Parent Company [Member] ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Assets:
Cash and cash equivalents	¥ 153,252	$ 21,915	¥ 158,632
Amounts due from its subsidiaries and the consolidated VIEs	911,017	130,274	1,096,163
Amounts due from related parties			501
Financial investments	4,474	640
Equity investments	4,895	700
Digital assets	391,267	55,950
Investments in its subsidiaries and the consolidated VIEs	8,217,261	1,175,052	8,362,945
Total assets	9,682,166	1,384,531	9,618,241
Liabilities:
Accrued expenses and other liabilities	12,487	1,786	12,275
Amounts due to its subsidiaries and the consolidated VIEs	397,642	56,861	63,536
Total liabilities	410,129	58,647	75,811
Equity:
Ordinary shares (US$0.0001 par value; 500,000,000 shares authorized; 202,877,426 and 204,962,934 shares issued as of December 31, 2024 and 2025, respectively; 172,605,774 and 174,680,826 shares outstanding as of December 31, 2024 and 2025, respectively)	133	19	132
Treasury stock (11,711,652 and 11,722,108 shares as of December 31, 2024 and 2025, respectively)	(170,686)	(24,408)	(170,463)
Additional paid-in capital	5,239,550	749,246	5,198,457
Accumulated other comprehensive income	(2,517)	(360)	79,268
Retained earnings	4,205,557	601,387	4,435,036
Total equity	9,272,037	1,325,884	9,542,430
Total liabilities and equity	¥ 9,682,166	$ 1,384,531	¥ 9,618,241